Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$550,204.02

Principal:
Principal Collections	$10,127,300.43
Prepayments in Full	$4,237,584.59
Liquidation Proceeds	$70,862.76
Recoveries	$17,724.16
Sub Total	$14,453,471.94
Collections	$15,003,675.96

Purchase Amounts:
Purchase Amounts Related to Principal	$11,541.49
Purchase Amounts Related to Interest	$83.10
Sub Total	$11,624.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,015,300.55

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,015,300.55
Servicing Fee	$203,602.16	$203,602.16	$0.00	$0.00	$14,811,698.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,811,698.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,811,698.39
Interest - Class A-3 Notes	$63,233.70	$63,233.70	$0.00	$0.00	$14,748,464.69
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$14,624,912.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,624,912.69
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$14,574,679.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,574,679.69
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$14,537,194.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,537,194.02
Regular Principal Payment	$13,257,289.36	$13,257,289.36	$0.00	$0.00	$1,279,904.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,279,904.66
Residual Released to Depositor	$0.00	$1,279,904.66	$0.00	$0.00	$0.00

Total		$15,015,300.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,257,289.36
Total					$13,257,289.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,257,289.36	$36.68	$63,233.70	$0.17	$13,320,523.06	$36.85
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$13,257,289.36	$12.59	$274,504.37	$0.26	$13,531,793.73	$12.85

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$58,822,045.67	0.1627526	$45,564,756.31	0.1260715
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$206,442,045.67	0.1961165	$193,184,756.31	0.1835223

Pool Information
Weighted Average APR	2.642%	2.652%
Weighted Average Remaining Term	27.72	26.95
Number of Receivables Outstanding	15,539	15,112
Pool Balance	$244,322,587.35	$229,708,745.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$228,528,424.62	$215,051,927.63
Pool Factor	0.2131608	0.2004109

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$14,656,817.70
Targeted Overcollateralization Amount	$36,523,989.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,523,989.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$166,552.75
(Recoveries)		43	$17,724.16
Net Loss for Current Collection Period			$148,828.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7310%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6499%
Second Prior Collection Period			0.3738%
Prior Collection Period			0.2470%
Current Collection Period			0.7535%
Four Month Average (Current and Prior Three Collection Periods)			0.5061%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,346	$5,431,229.39
(Cumulative Recoveries)			$1,303,140.58
Cumulative Net Loss for All Collection Periods			$4,128,088.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3602%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,035.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,066.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	171	$3,661,680.20
61-90 Days Delinquent	0.30%	28	$697,455.01
91-120 Days Delinquent	0.05%	5	$108,609.13
Over 120 Days Delinquent	0.19%	16	$433,093.12
Total Delinquent Receivables	2.13%	220	$4,900,837.46

Repossession Inventory:
Repossessed in the Current Collection Period		9	$205,246.58
Total Repossessed Inventory		12	$277,330.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3359%
Prior Collection Period			0.3218%
Current Collection Period			0.3242%
Three Month Average			0.3273%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5394%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,210,432.03
2 Months Extended	96	$2,035,713.96
3+ Months Extended	19	$449,491.70

Total Receivables Extended	167	$3,695,637.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer